INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax income (loss) from continuing operations and discontinued operations for the six months ended June 30, 2024 and 2023 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
PRC	$1,298,457	$414,924
HK	(1,122)	(113,406)
BVI	(703,244)	(2,076,035)
Total income (loss) before income taxes	$594,091	$(1,774,517)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax expense (benefit) from continuing operations consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
Current tax expense	$5,347	$34,513
Income tax expense	$5,347	$34,513

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) was recorded in 2024 and 2023 and was related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Expected income tax (benefit)	$148,523	$(443,629)
Tax rate difference	(129,413)	(37,415)
Permanent differences	(340,313)	(191,646)
Tax effect of temporary differences not recognized	-	(116,103)
Tax effect of tax losses unrecognized	326,550	823,306
Income tax expense	$5,347	$34,513